Vanguard Mortgage-Backed Securities Index Fund Expense Example - Admiral Prospectus [Member] - Vanguard Mortgage-Backed Securities Index Fund - Admiral Shares	Feb. 02, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 4
Expense Example, with Redemption, 3 Years	13
Expense Example, with Redemption, 5 Years	23
Expense Example, with Redemption, 10 Years	$ 51